Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Ultimus Managers Trust
Entity Central Index Key	0001545440
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000145852
Shareholder Report [Line Items]
Fund Name	Blue Current Global Dividend Fund
Class Name	Institutional Class
Trading Symbol	BCGDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Blue Current Global Dividend Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bluecurrentfunds.com/resources/. You can also request this information by contacting us at (800) 514-3583.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 514-3583
Additional Information Website	https://bluecurrentfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51	1.01%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Blue Current Global Dividend Fund - Institutional Class	MSCI World High Dividend Yield Index	MSCI World Index
Feb-2015	$100,000	$100,000	$100,000
Feb-2016	$92,972	$91,441	$88,998
Feb-2017	$108,986	$107,365	$107,921
Feb-2018	$122,376	$119,728	$126,654
Feb-2019	$120,754	$122,317	$127,195
Feb-2020	$120,351	$122,193	$133,091
Feb-2021	$149,783	$138,187	$172,145
Feb-2022	$167,623	$156,906	$190,642
Feb-2023	$163,786	$151,596	$176,661
Feb-2024	$189,518	$168,754	$220,753
Feb-2025	$224,992	$191,981	$255,248

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Blue Current Global Dividend Fund - Institutional Class	18.72%	13.33%	8.45%
MSCI World High Dividend Yield Index	13.76%	9.46%	6.74%
MSCI World Index	15.63%	13.91%	9.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 514-3583 or visit https://bluecurrentfunds.com/ for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 514-3583 or visit https://bluecurrentfunds.com/ for updated performance information.
AssetsNet	$ 77,312,886
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 218,433
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$77,312,886 Number of Portfolio Holdings36 Advisory Fee (net of waivers)$218,433 Portfolio Turnover18%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	2.9%
Communications	3.7%
Consumer Discretionary	4.4%
Energy	7.2%
Health Care	8.5%
Industrials	13.8%
Technology	13.8%
Consumer Staples	21.3%
Financials	24.4%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.1%
Money Market Funds	2.9%

Country Weighting (% of net assets)

Value	Value
Taiwan Province of China	2.1%
Netherlands	2.9%
Canada	2.9%
Germany	3.0%
Singapore	4.6%
Japan	6.3%
France	11.6%
United Kingdom	14.6%
United States	49.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
RTX Corporation	4.5%
Targa Resources Corporation	4.3%
Morgan Stanley	3.8%
Thales S.A.	3.6%
Walmart, Inc.	3.5%
Coca-Cola Company (The)	3.5%
Hitachi Ltd. - ADR	3.4%
JPMorgan Chase & Company	3.3%
Coca-Cola Europacific Partners plc	3.2%
Johnson & Johnson	3.1%

Material Fund Change [Text Block]

Material Fund Changes

SCS Capital Management LLC (the "Advisor") became advisor to the Fund on February 1, 2025. A new advisory agreement with the Advisor was submitted to shareholders for approval at a special meeting to be held on May 15, 2025.

C000164234
Shareholder Report [Line Items]
Fund Name	Marshfield Concentrated Opportunity Fund
Trading Symbol	MRFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Marshfield Concentrated Opportunity Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://marshfieldfunds.com/fund-documents/. You can also request this information by contacting us at (855) 691-5288.
Additional Information Phone Number	(855) 691-5288
Additional Information Website	https://marshfieldfunds.com/fund-documents/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Marshfield Concentrated Opportunity Fund	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Marshfield Concentrated Opportunity Fund	S&P 500® Index
Dec-2015	$10,000	$10,000
Feb-2016	$9,350	$9,335
Feb-2017	$12,101	$11,666
Feb-2018	$14,497	$13,661
Feb-2019	$16,609	$14,300
Feb-2020	$18,677	$15,472
Feb-2021	$23,322	$20,313
Feb-2022	$25,275	$23,642
Feb-2023	$28,724	$21,824
Feb-2024	$36,197	$28,470
Feb-2025	$40,543	$33,710

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 29, 2015)
Marshfield Concentrated Opportunity Fund	12.01%	16.77%	16.50%
S&P 500® Index	18.41%	16.85%	14.17%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (855) 691-5288 or visit https://marshfieldfunds.com/fund-facts/ for updated performance information.

Performance Inception Date	Dec. 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (855) 691-5288 or visit https://marshfieldfunds.com/fund-facts/ for updated performance information.
AssetsNet	$ 1,110,568,386
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 4,363,364
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,110,568,386 Number of Portfolio Holdings18 Advisory Fee (net of waivers)$4,363,364 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	72.2%
Money Market Funds	27.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Educational Services	2.2%
Construction	2.4%
Wholesale Trade	2.5%
Information	2.6%
Transportation and Warehousing	3.1%
Administrative and Support and Waste Management and Remediation Services	3.7%
Accommodation and Food Services	4.8%
Manufacturing	5.9%
Finance and Insurance	17.8%
Retail Trade	26.9%
Money Market	27.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
AutoZone, Inc.	9.5%
Ross Stores, Inc.	8.2%
O'Reilly Automotive, Inc.	7.0%
Cummins, Inc.	5.9%
Mastercard, Inc. - Class A	5.2%
Visa, Inc. - Class A	5.1%
Domino's Pizza, Inc.	4.8%
Arch Capital Group Ltd.	3.8%
Moody's Corporation	3.7%
Progressive Corporation (The)	3.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended February 28, 2025.
C000179800
Shareholder Report [Line Items]
Fund Name	Meehan Focus Fund
Trading Symbol	MEFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Meehan Focus Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.meehanmutualfunds.com. You can also request this information by contacting us at (866) 884-5968.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(866) 884-5968
Additional Information Website	www.meehanmutualfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meehan Focus Fund	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Meehan Focus Fund	S&P 500® Index	S&P 500® Value Index
Feb-2015	$10,000	$10,000	$10,000
Feb-2016	$8,403	$9,381	$9,190
Feb-2017	$10,404	$11,724	$11,793
Feb-2018	$12,133	$13,729	$12,810
Feb-2019	$12,199	$14,371	$13,153
Feb-2020	$13,202	$15,549	$13,772
Feb-2021	$18,441	$20,414	$16,516
Feb-2022	$21,882	$23,759	$19,188
Feb-2023	$20,022	$21,932	$19,471
Feb-2024	$27,671	$28,611	$23,693
Feb-2025	$32,025	$33,877	$26,600

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Meehan Focus Fund	15.74%	19.39%	12.34%
S&P 500® Index	18.41%	16.85%	12.98%
S&P 500® Value Index	12.27%	14.07%	10.28%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 154,487,322
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 584,818
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$154,487,322 Number of Portfolio Holdings26 Advisory Fee (net of waivers)$584,818 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.8%
Money Market Funds	4.2%

Sector Weighting (% of net assets)

Value	Value
Real Estate	2.0%
Energy	2.3%
Money Market	4.2%
Communications	6.7%
Health Care	7.8%
Industrials	11.1%
Financials	14.7%
Consumer Discretionary	16.4%
Technology	34.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	8.7%
Berkshire Hathaway, Inc. - Class B	8.2%
Broadcom, Inc.	7.8%
Microsoft Corporation	7.7%
Alphabet, Inc. - Classes A & C	6.7%
United Rentals, Inc.	6.6%
Lowe's Companies, Inc.	6.4%
Amazon.com, Inc.	5.7%
Vertex Pharmaceuticals, Inc.	4.6%
NVIDIA Corporation	4.4%

Material Fund Change [Text Block]

Material Fund Changes

Effective October 3, 2024, Paul P. Meehan become the Fund's sole portfolio manager; no changes were made to the Fund's investment objectives or strategies.